Mar. 28, 2025
Mondrian Global Equity Value Fund

Gallery Trust

(The “Trust”)

Mondrian Global Equity Value Fund

(the “Fund” )

Supplement dated March 28, 2025

to the Fund’s Summary Prospectus and Prospectus, each dated March 1, 2025

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

The Board of Trustees of the Trust has approved a change in classification of the Mondrian Global Equity Value Fund from a non-diversified company to a diversified company. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The last paragraph of the “Mondrian Global Equity Value Fund - Principal Investment Strategies” section of the Prospectus and Summary Prospectus is deleted.

2.	The “Non-Diversification Risk” disclosure in the “Mondrian Global Equity Value Fund - Principal Risks” section of the Prospectus and Summary Prospectus is deleted.

3.	The last paragraph of the “More Information About the Funds’ Investment Objectives and Strategies - Mondrian Global Equity Value Fund” section of the Prospectus is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MON-SK-007-0300